Inventories - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories [Line Items]
Cost of merchandise sold	$ 243,000	$ 168,000	$ 101,000
Inventories	473,530	407,233	310,550
Pre-launch inventory awaiting facility approval
Inventories [Line Items]
Inventories	$ 37,000	$ 5,000	$ 101,000